Related Party Transactions (Details) $ in Millions					1 Months Ended			12 Months Ended
	Oct. 14, 2024 USD ($)	Sep. 16, 2024 shares	Jul. 11, 2024 shares	Apr. 20, 2024	May 20, 2022 USD ($)	Apr. 20, 2022 USD ($)	Apr. 20, 2022 HKD ($)	Oct. 31, 2024 USD ($)	Oct. 31, 2023 USD ($)	Oct. 31, 2022 USD ($)
Related Party Transactions [Line Items]
Repayment of loan								$ 8,507,613	$ 13,222,559	$ 6,467,686
Percentage of consideration payable				30.00%
New Galion [Member]
Related Party Transactions [Line Items]
Total consideration						$ 16,200,000	$ 127.0
Dr. Zhang [Member]
Related Party Transactions [Line Items]
Percentage of ownership outstanding shares			35.85%
Topsheen Shipping [Member]
Related Party Transactions [Line Items]
Working capital advance								10,700,000	4,100,000
Working capital loan	$ 4,453,000								9,000,000
Repayment of loan								7,300,000	12,100,000
Beijing Hanpu Technology Co., Ltd. [Member]
Related Party Transactions [Line Items]
Total purchase price					$ 600,000
Mr. Guohua Zhang [Member]
Related Party Transactions [Line Items]
Related party payable balance								$ 952,181	$ 2,030,479
Dr. Guohua Zhang [Member]
Related Party Transactions [Line Items]
Percentage of beneficial ownership			67.14%
Class A Ordinary Shares [Member]
Related Party Transactions [Line Items]
Ordinary shares issued (in Shares) | shares			20,000,000
Converted shares (in Shares) | shares		35,480,000